Dividend - Summary of Dividends Payable to Equity Shareholders of the Company Attributable to the Previous Financial Year (Parenthetical) (Details) - ¥ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Dividend [abstract]
Dividend per share of previous financial years recognized as distribution to owners	¥ 0.1	¥ 0.1